Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000191032
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	Investor Class
Trading Symbol	TNIBX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Investor Class	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (Investor Class)	3.56%	0.39%	2.29%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.40
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	2.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,330,871,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 6,381,000
InvestmentCompanyPortfolioTurnover	71.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,330,871 Number of Portfolio Holdings612
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000191033
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	Advisor Class
Trading Symbol	TTABX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Advisor Class	$101	0.99%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (Advisor Class)	3.48%	0.10%	1.97%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.40
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	2.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,330,871,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 6,381,000
InvestmentCompanyPortfolioTurnover	71.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,330,871 Number of Portfolio Holdings612
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000191034
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	I Class
Trading Symbol	TNBMX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - I Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/12/17
International Bond Fund (USD Hedged) (I Class)	3.95%	0.59%	2.47%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	0.40
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	2.32

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,330,871,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 6,381,000
InvestmentCompanyPortfolioTurnover	71.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,330,871 Number of Portfolio Holdings612
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless
C000218089
Shareholder Report [Line Items]
Fund Name	International Bond Fund (USD Hedged)
Class Name	Z Class
Trading Symbol	TRMZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund (USD Hedged) - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global fixed income markets advanced over the 12-month reporting period as many central banks reduced interest rates. In a volatile period for yields, falling inflation and economic uncertainty boosted demand for perceived safe-haven assets, while credit spread shifts also impacted returns. The U.S. dollar declined due to interest rate cuts, fiscal worries, and shifting tariff policies.

  The fund benefited from its lower duration in the eurozone relative to the Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index. Exposure to euro-denominated government-related bonds and several higher-yielding emerging markets currencies—such as the Brazilian real, Czech koruna, and Egyptian pound—added value against a weakening dollar.

  Against the USD hedged index, a lower duration exposure in China dragged on performance as yields remained lower than expected. Additionally, a reduced allocation to the Chinese renminbi, Swiss franc, and euro detracted as the currencies appreciated over the year.

  The fund seeks to provide current income and capital appreciation primarily through a focus on non-U.S. dollar-denominated bonds. During the period, the fund lowered its duration exposure in Europe and Japan amid supply and fiscal concerns.

  The fund maintains allocations to various types of derivatives for hedging purposes or to gain exposure to certain currencies or countries. The fund had a material exposure to currency and interest rate derivatives during the period, which had a negative impact on performance. Specifically, currency forward contracts, which were used to hedge currency risk back to the U.S. dollar, detracted due to dollar depreciation.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
International Bond Fund (USD Hedged) (Z Class)	4.50%	1.14%	2.43%
Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)	8.17	-2.15	-0.48
Bloomberg Global Aggregate ex USD Bond (USD Hedged) Index (Strategy Benchmark)	2.80	0.79	1.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 7,330,871,000
Holdings Count | Holding	612
Advisory Fees Paid, Amount	$ 6,381,000
InvestmentCompanyPortfolioTurnover	71.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$7,330,871 Number of Portfolio Holdings612
Holdings [Text Block]

Geographic Allocation (as a % of Net Assets)

United States	16.5%
Japan	6.6
United Kingdom	5.5
Canada	5.0
France	4.2
China	3.7
Indonesia	3.6
Germany	3.4
Italy	3.4
Other	48.1

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Government of Japan	6.6%
People's Republic of China	3.6
Republic of Indonesia	3.4
United Kingdom Gilt	3.3
Czech Republic	2.9
Italy Buoni Poliennali Del Tesoro	2.5
U.S. Treasury Bills	2.1
Government of Canada Real Return Bond	2.0
Deutsche Bundesrepublik	2.0
Republic of France	2.0

Updated Prospectus Web Address	www.troweprice.com/paperless